Property and Equipment, net	12 Months Ended
Dec. 31, 2021
Property and Equipment, net
Property and Equipment, net
6.	Property and Equipment, net

Property and equipment, net consisted of the following (in thousands):

	2021	2020
Leasehold improvements	$47,573	$49,074
Furniture and fixtures	6,029	8,027
Computer equipment	5,134	5,625
Video equipment	648	643
	59,384	$63,369
Less: Accumulated depreciation	(36,332)	(37,824)
	$23,052	$25,545

Depreciation totaled $8.3 million, $8.1 million, and $8.7 million for the years ended December 31, 2021, 2020 and 2019, respectively, included in depreciation and amortization expense.